Leases (Tables) - Boost Run Holdings LLC [Member]	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Restructuring Cost and Reserve [Line Items]
Schedule of Lease Costs

The components of lease cost were as follows:

Lease cost:	Financial statement line item	September 30, 2025	December 31, 2024
Operating lease cost:
Operating lease expense - data centers	Colocation lease cost	$2,509	$326
Operating lease expense - office and equipment	Selling, general and administrative (excluding depreciation and amortization)	161	197
Finance lease cost:
Amortization of right-of-use assets	Depreciation and amortization	5,322	475
Finance lease interest expense - office and equipment	Interest expense	1,230	206

Short-term lease cost	Colocation lease cost	242	1,117
Variable lease cost	Colocation lease cost	414	154
Total lease cost		$9,878	$2,475

The components of lease costs were as follows:

Lease cost:	Financial statement line item	For the year ended December 31, 2024	For the period from August 16, 2023 through December 31, 2023
Operating lease expense	Colocation lease cost	$523	$-
Finance lease amortization expense	Depreciation and amortization	475	-
Finance lease interest expense	Interest expense	206	-
Short-term lease cost	Colocation lease cost	1,117	209
Variable lease cost	Colocation lease cost	154	-
Total lease cost		$2,475	$209

Schedule of Weighted Average Remaining Lease Term and Discount Rate

Information relating to the weighted average remaining lease term and discount rate is as follows:

	September 30, 2025	December 31, 2024
Weighted Average Remaining Lease Term (Years)
Operating leases	2.4	2.6
Finance leases	2.0	2.3
Weighted Average Discount Rate
Operating leases	6.56%	7.47%
Finance leases	6.62%	11.93%

Information relating to the weighted average remaining lease term and discount rate is as follows:

	December 31,
	2024	2023
Weighted Average Remaining Lease Term (Years)
Operating leases	2.6	-
Finance leases	2.3	-
Weighted Average Discount Rate
Operating leases	7.47%	-
Finance leases	11.93%	-

Schedule of Cash Flow Information Related to Leases

Supplemental disclosure of cash flow information related to leases is as follows:

	September 30, 2025	December 31, 2024
Lease Payments
Operating cash flows for operating leases	$1,958	$481
Operating cash flows for finance leases	$1,130	$188
Financing cash flows for finance leases	$8,485	$405

Supplemental disclosure of cash flow information related to leases is as follows:

	For the year ended December 31, 2024	For the period from August 16, 2023 through December 31, 2023
Lease Payments
Operating cash flows for operating leases	$481	$-
Operating cash flows for finance leases	$188	$-
Financing cash flows for finance leases	$405	$-

Schedule of Future Minimum Lease Payments

The following table presents the maturity of the Company’s operating and finance lease liabilities as of September 30, 2025:

	Operating Leases	Finance Leases
2025	$1,211	$3,567
2026	4,838	14,268
2027	4,294	18,323
2028	851	-
2029	-	-
Thereafter	-	-
Total lease payments	11,194	36,158
Less: imputed interest	(782)	(2,722)
Present value of lease liabilities	$10,412	$33,436

The following table presents the maturity of the Company’s operating and finance lease liabilities as of December 31, 2024:

	Operating leases	Finance leases
2025	$1,153	$817
2026	1,235	817
2027	691	731
Total lease payments	3,079	2,365
Less: imputed interest	(264)	(338)
Present value of lease liabilities	$2,815	$2,027